Loans and advances to customers - Renegotiated loans (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Renegotiated loan amount	$ 5,351	$ 6,814	$ 3,202
Percentage of renegotiated loans	100.00%	100.00%	100.00%
Impaired loans
Financial instruments
Renegotiated loan amount	$ 2,917	$ 3,746	$ 1,215
Percentage of renegotiated loans	55.00%	70.00%	38.00%
Due to Concerns About Current or Potential Credit Deterioration | Performing loans
Financial instruments
Renegotiated loan amount	$ 2,434	$ 3,068	$ 1,987
Percentage of renegotiated loans	45.00%	57.00%	62.00%
Commercial, financial and industrial loans
Financial instruments
Renegotiated loan amount	$ 3,533	$ 4,329	$ 1,907
Commercial, financial and industrial loans | Impaired loans
Financial instruments
Renegotiated loan amount	2,318	3,011	1,028
Commercial, financial and industrial loans | Due to Concerns About Current or Potential Credit Deterioration | Performing loans
Financial instruments
Renegotiated loan amount	1,215	1,318	879
Securitized mortgage assets
Financial instruments
Renegotiated loan amount	662	1,133	23
Securitized mortgage assets | Impaired loans
Financial instruments
Renegotiated loan amount	293	530	1
Securitized mortgage assets | Due to Concerns About Current or Potential Credit Deterioration | Performing loans
Financial instruments
Renegotiated loan amount	369	603	22
Installment loans to individuals
Financial instruments
Renegotiated loan amount	1,156	1,352	1,272
Installment loans to individuals | Impaired loans
Financial instruments
Renegotiated loan amount	306	205	186
Installment loans to individuals | Due to Concerns About Current or Potential Credit Deterioration | Performing loans
Financial instruments
Renegotiated loan amount	$ 850	$ 1,147	$ 1,086